Prepayments And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepayments and other current assets

	As of December 31,
	2020	2021
	RMB	RMB
VAT refund receivable (1)	241,814	558,099
Funds receivable from third party payment channels	115,241	141,692
Advance to suppliers	37,850	168,117
Interest receivable	29,820	105,027
Deposits mainly for value added services	8,585	4,276
VAT recoverable and prepaid income taxes	—	63,354
Others	23,492	59,042

Total	456,802	1,099,607

(1)	VAT refund receivable represents the VAT refund from local governments to incentivize the freight brokerage service.